Consolidated Statement of Changes in Equity (Parenthetical) - USD ($) shares in Millions, $ in Millions	12 Months Ended
	Dec. 31, 2015	Dec. 31, 2014	Dec. 31, 2013
Statement of Stockholders' Equity [Abstract]
Common Stock issued under employee plans, shares	3.7	6.2	10.4
Tax benefit from Common Stock issued under employee plans	$ 64	$ 103	$ 115
Common Stock repurchased, shares	88.7	13.5	12.6
Long Term Debt Remarketing, Number of Shares Issued	11.3
Stock Issued During Period, Shares, Employee Benefit Plan	2.7